Balances And Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Balances And Transactions With Related Parties [Abstract]
Summary Of Related Party Transactions

a.	The following related party balances are included in the balance sheets:

	December 31,
	2011	2012

Trade receivables	$1,865	$1,488

Trade payables	$389	$1,618

b.	The following related party transactions are included in the statements of income:

	Year ended December 31,
	2010	2011	2012

Revenues (1)	$3,203	$6,211	$4,232

Operating expenses, net - primarily lease, sub-contractors and communications (2)	$2,711	$3,094	$3,809

Purchase of property and equipment	$1,841	$1,078	$2,536

(1)	Distribution the Company's products on a non-exclusive basis.

(2)
The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company subleases part of the office space to related parties and provides certain services to related parties.